SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18－ SUBSEQUENT EVENTS

In accordance with ASC Topic 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the combined financial statements are issued, the Company has evaluated all events or transactions that occurred after the balance sheet date up to the date that the consolidated and combined financial statements were available to be issued.

On January 15, 2026, the Company acquired 10% equity interest of Zeica Labs Pte. Ltd. (“Zeica Labs”) for a consideration of $1,000,000. Zeica Labs is a technology start-up company incorporated in Singapore in July 2025, which owns the spatial-audio intellectual property and engineering capabilities behind Super X-Fi, a patented audio technology that delivers immersive, personalized sound experiences. The Company fully settled the consideration in cash in December 2025 and recorded as other non-current assets in the consolidated and combined balance sheets.